EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

22.                     EARNINGS PER SHARE

Earnings per share for the years ended December 31, 2009, 2010 and 2011 were calculated as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings per share:
Income from continuing operations	129,162	161,373	67,917	10,791
Loss from discontinued operations	(433)	—	—	—

Net income and comprehensive income	128,729	161,373	67,917	10,791

Denominator for basic and diluted earnings per share:
Number of ordinary shares outstanding, opening	10,000,000	10,000,000	58,937,912
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)	29,908,389	31,567,302	—
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)	—	554,665	—
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)	—	605,479	—
Weighted average number of ordinary shares outstanding	39,908,389	42,727,446	58,937,912

Basic and diluted earnings per share:
Income from continuing operations	3.24	3.77	1.15	0.18
Loss from discontinued operations	(0.01)	—	—	—

Net income attributable to ordinary shareholders	3.23	3.77	1.15	0.18

The Group does not have any securities outstanding which could potentially dilute basic earnings per share for the years ended December 31, 2009, 2010 and 2011.